Short-Term and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term and Long-Term Debt [Abstract]
Schedule Of Changes In Debt

	As of December 31,
	2022	2021
Short-Term Debt
Current maturities of long-term debt	$500	$300
Total short-term debt	$500	$300

Long-Term Debt, Excluding Current Portion
Senior notes:
4.00% notes, due 2023 (1)	$-	$500
3.35% notes, due 2025 (1)	300	300
3.625% notes, due 2026 (1)	400	400
3.80% notes, due 2028 (1)	500	500
3.05% notes, due 2030 (1)	500	500
3.40% notes, due 2031 (1)	500	500
3.40% notes, due 2032 (1)	300	-
6.15% notes, due 2036 (1)	243	243
6.30% notes, due 2037 (1)(2)	375	375
7.00% notes, due 2040 (1)(2)	500	500
4.35% notes, due 2048 (1)	450	450
4.375% notes, due 2050 (1)	300	300
Total senior notes	4,368	4,568
Term loan due 2024 (3)	250	250
Subordinated notes:
LIBOR + 236 bps, due 2066 (4)	562	562
LIBOR + 204 bps, due 2067 (4)	433	433
Total subordinated notes	995	995
Capital securities:
LIBOR + 236 bps, due 2066 (4)	160	160
LIBOR + 204 bps, due 2067 (4)	58	58
Total capital securities	218	218
Unamortized premiums (discounts)	(6)	(6)
Unamortized debt issuance costs	(34)	(35)
Unamortized adjustments from discontinued hedges	341	356
Fair value hedge on interest rate swap agreements	(177)	(21)
Total long-term debt	$5,955	$6,325

(1)We have the option to repurchase the outstanding notes by paying the greater of 100% of the principal amount of the notes to be redeemed or the make-whole amount (as defined in each note agreement), plus in each case any accrued and unpaid interest as of the date of redemption.

(2)Categorized as operating debt for leverage ratio calculations as the proceeds were primarily used as a long-term structured solution to reduce the strain on increasing statutory reserves associated with secondary guarantee UL and term policies.

(3)The term loan bears interest at LIBOR plus an applicable margin. The applicable margin changed from 87.5 basis points to 112.5 basis points on November 3, 2022.

(4)To hedge the variability in rates, we purchased interest rate swaps to lock in a fixed rate of approximately 5% over the remaining terms of the subordinated notes and capital securities.

Schedule Of Extinguishment Of Debt

	For the Years Ended December 31,
	2022	2021	2020
Principal balance outstanding prior to modification
or payoff (1)	$-	$995	$796
Unamortized debt issuance costs and discounts	-	-	(2)
Amount exchanged or paid to modify or retire debt	-	(1,003)	(809)
Gain (loss) on modification or early
extinguishment of debt, pre-tax	$-	$(8)	$(15)

(1)During 2021, we completed the exchange of a portion of our outstanding capital securities for newly issued subordinated notes. In connection with the exchange offer, we solicited and received the requisite number of consents to amend the indentures governing the remaining outstanding capital securities to eliminate various terms and conditions and other provisions, including the covenant that required us to make interest payments in accordance with an alternative coupon satisfaction mechanism upon the occurrence of certain trigger events. During 2020, we redeemed our $296 million outstanding principal amount of 4.85% senior notes due 2021 and repaid our $500 million LIBOR + 150 bps term loan due 2022.

Future Principal Payments

2023	$500
2024	250
2025	300
2026	400
2027	-
Thereafter	4,881
Total	$6,331

Credit facilities and letters of credit

		As of December 31, 2022
	Expiration	Maximum	LOCs
	Date	Available	Issued
Credit Facilities
Five-year revolving credit facility	June 19, 2026	$2,500	$1,641
LOC facility (1)	August 26, 2031	979	948
LOC facility (1)	October 1, 2031	891	891
Total		$4,370	$3,480

(1)Our wholly-owned subsidiaries entered into irrevocable LOC facility agreements with third-party lenders supporting inter-company reinsurance agreements.